Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, R in Millions									12 Months Ended
	Oct. 14, 2024	Sep. 17, 2024	Apr. 15, 2024	Oct. 16, 2023	Aug. 15, 2023	Oct. 17, 2022	Aug. 11, 2022	Apr. 11, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Ordinary shares in issue (in shares)									632,634,000	618,072,000	616,526,000
Adjustment for weighted number of ordinary shares in issue (in shares)									(7,930,000)	(428,000)	(121,000)
Weighted number of ordinary shares in issue (in shares)									624,704,000	617,644,000	616,405,000
Treasury shares (in shares)									(5,267,000)	(47,000)	(3,950,000)
Basic weighted average number of ordinary shares in issue (in shares)									619,437,000	617,597,000	612,455,000
Owners of the parent									R 8,587	R 4,820	R (1,052)
Total basic earnings/(loss) per share (in rand per share)									R 13.86	R 7.80	R (1.72)
Disclosure of depositary receipts [line items]
Dividend declared	R 596		R 930	R 464		R 136		R 247	R 1,394	R 136	R 414
Dividends per share, ordinary shares	R 0.94		R 1.47	R 0.75		R 0.22		R 0.40	R 2.22	R 0.22	R 0.67
Dividends paid to non-controlling interests									R 43	R 18	R 16
Treasury shares (in shares)									(5,267,000)	(47,000)	(3,950,000)
Dividends paid, other shares		R 15			R 9		R 9
Sisonke ESOP
Earnings per share [abstract]
Treasury shares (in shares)											3,902,418
Disclosure of depositary receipts [line items]
Treasury shares (in shares)											3,902,418